Label	Element	Value
ADVISORSHARES NEW TECH AND MEDIA ETF (Prospectus Summary) | ADVISORSHARES NEW TECH AND MEDIA ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES NEW TECH AND MEDIA ETF NYSE Arca Ticker: FNG
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares New Tech and Media ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares. During the most recent fiscal year ended June 30, 2018, the Fund's portfolio turnover rate was 799% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	799.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of technology and media companies. The Fund will invest primarily in U.S. exchange-listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”), of technology and technology-related companies, including innovative and fast-growing technologies such as social media companies (for example, Facebook, Snapchat, and Twitter) and internet retail companies. The Fund will concentrate its investments in the software and services industry within the information technology sector. ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company.

Sabretooth Advisors, LLC (the “Sub-Advisor”) uses a quantitative stock selection process to make allocation decisions in the Fund's portfolio, with a technical analysis overlay for timing decisions involving the purchase or sale of securities. The Sub-Advisor's investment philosophy is based on the view that certain e-commerce, communication, and other social media related stocks may outperform the overall market and should continue to see strong growth into the future.

The Sub-Advisor selects stocks based on multiple factors including the following metrics:

 (i)          Rising Market Cap -- the Sub-Advisor seeks stocks showing consistent growth in market capitalization;

(ii)          Forward Guidance -- company-issued guidance and third party investment research are used to gauge underlying stock expectations;

(iii)       Momentum -- shorter term trading volume and price growth are viewed favorably in determining allocation percentages as well as additions to and deletions from the portfolio; and

(iv)      Technical Levels -- after all other factors are considered, the Sub-Advisor uses a number of technical analysis measurements on each security to help determine the technical direction of the security and to aid in timing decisions for additions to and deletions from the portfolio. Some technical analysis measures include 50-day or 150-day moving average, new 52-week highs or lows, and various types of technical analysis charting techniques.

The Fund may sell stocks that no longer meet the investment criteria. The Fund's strategy may involve frequent buying and selling of securities, which may lead to relatively high portfolio turnover.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of technology and media companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Market Risk. In stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF's underlying portfolio holdings. This adverse effect on liquidity for the ETF's shares in turn can lead to differences between the market price of the ETF's shares and the underlying value of those shares.

Growth Investing Risk. The Fund pursues a growth style of investing. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Information Technology Sector Risk. When the Fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the Fund than if it had not done so. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Software & Services Industry Risk. Computer software/services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software/services companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on a participant's operating results.

Many computer software/services companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software/services companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-cap securities is less than for other types of investments - small-cap securities, for instance - the Fund's performance could be reduced.

Management Risk. The Sub-Advisor continuously evaluates the Fund's holdings, purchases and sales with a view to achieving the Fund's investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor's judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Non-Diversification Risk. As a non-diversified fund, the Fund may hold a smaller number of portfolio securities than a diversified fund. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.

Small-Capitalization Risk. Security prices of small cap companies may be more volatile than those of larger companies and therefore the Fund's share price may be more volatile than those of funds that invest a larger percentage of their assets in securities issued by larger-cap companies. These risks are even greater for micro-cap companies.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund's shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund's shares. There can be no assurance that an active trading market for the Fund's shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. As a non-diversified fund, the Fund may hold a smaller number of portfolio securities than a diversified fund. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
ADVISORSHARES NEW TECH AND MEDIA ETF (Prospectus Summary) | ADVISORSHARES NEW TECH AND MEDIA ETF | ADVISORSHARES NEW TECH AND MEDIA ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.60%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.40%
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
TOTAL ANNUAL OPERATING EXPENSES	rr_ExpensesOverAssets	1.01%
FEE WAIVER/EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	0.86%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements made during the immediately preceding three-year period.
1 YEAR	rr_ExpenseExampleYear01	$ 88
3 YEARS	rr_ExpenseExampleYear03	307
5 YEARS	rr_ExpenseExampleYear05	544
10 YEARS	rr_ExpenseExampleYear10	$ 1,224

[1]	Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund's pro rata share of the fees and expenses of the exchange-traded funds in which it invests.
[2]	AdvisorShares Investments, LLC (the "Advisor") has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.85% of the Fund's average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days' prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust's Board of Trustees may permit the Advisor to retain the difference between the Fund's total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements made during the immediately preceding three-year period.